PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2022
Property and Equipment, Net
Property and equipment, net, consists of:

December 31,	2022	2021
Land	$676	$676
Buildings and improvements	93,033	85,857
Machinery, vehicles, and equipment	120,811	108,110
Computer hardware and software	83,354	68,762
Furniture and fixtures	24,029	21,404

	321,903	284,809
Accumulated depreciation and amortization	(196,479)	(173,790)

	$125,424	$111,019